UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 115.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.1%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,713	$14,924,626
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	3,020	3,084,128
Term Loan, 6.25%, Maturing November 2, 2018	1,369	1,398,138
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)	1,275	1,292,000
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	1,327	1,343,261
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	5,172	4,086,097
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	13,125	13,343,755
Silver II US Holdings, LLC
Term Loan, 5.00%, Maturing December 13, 2019	16,200	16,398,450
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,145	2,154,840
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	3,301	3,342,688
Term Loan, 4.00%, Maturing February 14, 2017	16,164	16,338,145
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	1,684	1,695,019

		$79,401,147

Air Transport — 0.2%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	2,369	$2,244,355
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014	4,189	4,154,880

		$6,399,235

Automotive — 5.6%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014	3,529	$3,545,681
Term Loan, 4.25%, Maturing August 23, 2019	22,354	22,668,718
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,210	1,226,321
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	41,819	42,796,089
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	1,504	1,519,728
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	14,458	13,762,115
Term Loan, 2.14%, Maturing December 28, 2015	8,280	7,881,411
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	34,075	34,573,824
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	12,300	12,553,687

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018		14,500	$14,735,625
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,500	3,402,989
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,391	2,421,381
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		9,230	9,322,201
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,060	3,109,176
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,420	16,604,886
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,716	3,724,977
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		953	962,568
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014		1,054	1,047,488
Term Loan, 2.46%, Maturing July 31, 2014		7,359	7,313,131
Term Loan, 5.50%, Maturing July 31, 2014		2,878	2,871,054
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		10,500	10,335,937

			$216,378,987

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(2)		3,250	$3,294,688

			$3,294,688

Building and Development — 0.9%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		4,680	$4,734,644
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		6,393	5,817,579
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		7,644	7,682,280
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013		126	121,829
Term Loan, 4.46%, Maturing October 10, 2016		4,637	4,674,829
Term Loan, 4.46%, Maturing October 10, 2016		303	305,491
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		1,241	1,249,736
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,815	4,742,592
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014		4,925	4,975,235

			$34,304,215

Business Equipment and Services — 9.9%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		944	$956,924
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	19,995,891
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		15,007	15,179,824
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015		11,792	11,308,297
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,872	2,898,637

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	$1,505,571
Term Loan, 2.95%, Maturing February 21, 2015	1,390	1,334,282
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	3,775	3,845,781
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	5,112	5,105,797
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	4,475	4,497,370
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016	705	713,054
Term Loan, 6.25%, Maturing October 16, 2018	2,936	2,938,635
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	13,540	13,742,780
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,812	2,840,328
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014	982	985,426
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017	3,293	3,222,871
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	2,050	2,066,656
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	1,970	1,987,301
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	1,767	1,784,104
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016	4,959	4,132,823
Term Loan, 8.25%, Maturing March 29, 2018	10,018	8,711,454
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	12,125	12,246,250
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	2,350	2,355,875
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	9,098	9,196,148
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019	1,696	1,715,887
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	1,638	1,655,025
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	15,885	16,123,485
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	9,660	9,713,540
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	3,600	3,645,000
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	9,159	9,231,664
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	11,636	11,802,807
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019	22,870	23,117,751
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	6,675	6,797,373
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	6,848	6,827,531
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	3,628	3,627,922

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	$993,333
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018		4,752	4,811,064
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		2,425	2,443,566
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,244	2,273,132
Term Loan, 4.50%, Maturing June 8, 2018		33,689	34,165,925
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,404	8,508,987
Sabre, Inc.
Term Loan, 2.20%, Maturing September 30, 2014		4,138	4,147,574
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,916	1,926,253
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,397	1,408,719
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016		24,078	24,352,900
Term Loan, 3.96%, Maturing February 28, 2017		10,961	11,082,191
Term Loan, 4.50%, Maturing January 31, 2020		3,300	3,359,813
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		911	916,250
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		12,636	12,831,055
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,750	5,843,437
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	740	954,044
Term Loan, 5.06%, Maturing August 21, 2015		5,549	5,458,358
Term Loan, 5.06%, Maturing August 21, 2015		7,292	7,173,170
Term Loan, 5.06%, Maturing August 21, 2015		2,922	2,874,893
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		348	351,300
Term Loan, 6.00%, Maturing July 28, 2017		2,272	2,294,770
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		1,799	1,830,174
Term Loan, 5.50%, Maturing July 15, 2016		5,119	5,200,320
Term Loan, 5.75%, Maturing June 29, 2018		4,552	4,626,097

			$377,637,389

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		3,541	$3,594,242
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,720	2,748,041
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,042	1,052,546
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		25,408	25,675,699
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		1,779	1,800,319
Term Loan, 4.00%, Maturing May 15, 2019		10,942	11,116,022
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,375	1,388,792

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		7,007	$7,059,795
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		6,698	6,719,833
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	6,967	9,264,349
Term Loan, 3.00%, Maturing March 4, 2016	EUR	6,967	9,264,349
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		1,847	1,853,014
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,291	3,320,790
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		5,665	5,689,537
Term Loan, 4.50%, Maturing October 23, 2017		2,854	2,868,590
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	7,221	9,857,405
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		453	457,191
Term Loan, 3.71%, Maturing December 29, 2017		14,592	14,738,055
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,405,078
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		2,275	2,311,912
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016	EUR	586	780,071
Term Loan, 4.87%, Maturing June 6, 2016	EUR	732	973,614
Term Loan, 4.87%, Maturing June 6, 2016	EUR	2,682	3,568,895

			$130,508,139

Chemicals and Plastics — 4.1%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,750	$1,774,905
AZ Chemical US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		4,973	5,068,949
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		3,650	3,704,750
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,769	6,887,580
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,116	1,124,096
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,506	1,519,114
Huntsman International, LLC
Term Loan, 2.75%, Maturing April 19, 2017		3,467	3,480,199
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		35,476	36,340,371
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		264	267,061
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		7,265	7,364,919
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,132	5,196,083
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		17,800	18,063,298
Schoeller Arca Systems Holding B.V.
Term Loan, 4.69%, Maturing November 16, 2015	EUR	289	274,726

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.69%, Maturing November 16, 2015	EUR	824	$783,294
Term Loan, 4.69%, Maturing November 16, 2015	EUR	887	842,901
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,497	1,513,345
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,970	4,024,588
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		1,738	1,757,680
Term Loan, 4.25%, Maturing February 8, 2018		6,372	6,440,577
U.S. Coatings Acquisition Inc.
Term Loan, Maturing February 3, 2020(2)	EUR	4,000	5,487,780
Term Loan, Maturing February 3, 2020(2)		16,725	17,003,705
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		26,630	26,910,558

			$155,830,479

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		3,142	$3,174,941
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,428	1,431,821
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		1,816	1,839,202

			$6,445,964

Conglomerates — 2.3%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		562	$561,862
Term Loan, 7.75%, Maturing September 22, 2014		568	567,879
Term Loan, 8.25%, Maturing September 22, 2014		227	227,225
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018		19,103	19,327,140
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016		4,959	4,995,947
Term Loan, 5.50%, Maturing October 18, 2017		6,381	6,484,228
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		4,819	4,859,358
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	2,986,875
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		16,075	16,274,941
Term Loan, 5.00%, Maturing December 17, 2019	CAD	9,857	9,932,181
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		22,215	22,446,830

			$88,664,466

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		17,532	$17,570,077
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,875	16,093,281
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,221	6,236,172
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		17,337	17,612,873
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		616	627,766

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	7,050	$7,134,755

		$65,274,924

Cosmetics/Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,801	$14,994,883
Huish Detergents, Inc.
Term Loan, 2.21%, Maturing April 25, 2014	11,849	11,670,859
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019	929	939,240

		$27,604,982

Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,481	$2,513,300
Term Loan, 5.50%, Maturing February 10, 2017	5,870	5,938,914
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	608	613,685
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	7,332	7,439,312
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,870	1,891,696
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,297	2,323,749
Term Loan, 4.25%, Maturing March 15, 2018	6,048	6,118,818
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,158	4,206,687

		$31,046,161

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019	15,575	$15,750,219
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(4)	32	33,379
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,300	2,328,750

		$18,112,348

Electronics/Electrical — 9.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	12,357	$12,534,518
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	9,107	9,231,501
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	17,368	17,595,710
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	922	925,985
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	13,352	13,510,188
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	8,875	8,982,237
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	3,023	3,047,994
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	12,417	12,044,707

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	8,405	$8,488,614
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	3,778	3,793,423
Term Loan, 5.50%, Maturing May 31, 2016	7,634	7,665,398
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	10,834	10,875,445
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	1,550	1,565,500
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	1,669	1,522,936
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	43,503	44,199,094
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	9,202	9,368,723
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	7,344	7,408,666
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,864	12,056,977
Term Loan, 5.50%, Maturing March 3, 2017	2,740	2,801,115
Term Loan, 5.25%, Maturing March 19, 2019	4,243	4,303,930
Term Loan, 4.75%, Maturing January 11, 2020	16,470	16,711,911
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	11,131	11,200,290
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	21,800	22,042,220
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	2,850	2,939,775
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	738	739,239
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	1,067	1,078,941
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	14,775	14,967,012
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	10,397	10,452,206
Term Loan, 5.00%, Maturing March 10, 2016	900	908,250
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	6,573	6,626,642
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	2,942	2,971,731
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,091	7,215,338
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	6,404	6,457,135
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	5,710	5,753,148
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	934	949,463
Term Loan, 5.00%, Maturing June 7, 2019	9,031	9,152,751
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	7,375	7,448,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,067	2,081,889
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	10,503	10,644,258

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	7,350	$7,478,625
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	3,250	3,282,500
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	12,450	12,639,577

		$355,664,312

Equipment Leasing — 0.8%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	8,336	$8,391,417
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,494,500
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	17,400	17,530,500

		$30,416,417

Financial Intermediaries — 4.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	7,775	$7,949,937
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	8,088	8,188,722
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	1,748	1,755,865
Term Loan, 3.70%, Maturing September 4, 2019	888	892,625
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	11,678	11,823,592
First Data Corporation
Term Loan, 2.95%, Maturing September 24, 2014	190	190,262
Term Loan, 2.95%, Maturing September 24, 2014	311	311,929
Term Loan, 2.95%, Maturing September 24, 2014	554	555,971
Term Loan, 4.20%, Maturing March 23, 2018	16,755	16,648,668
Term Loan, 5.20%, Maturing September 24, 2018	16,025	16,066,729
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	1,233	1,184,144
Term Loan, 4.25%, Maturing December 5, 2016	2,775	2,788,473
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	4,764	4,812,019
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	4,203	4,234,648
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,141,728
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	2,069	2,072,825
Term Loan, 4.00%, Maturing March 29, 2019	8,536	8,597,382
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,953	9,087,609
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	1,843	1,861,923
Nuveen Investments, Inc.
Term Loan, 5.77%, Maturing May 12, 2017	20,508	20,716,101
Term Loan, 5.76%, Maturing May 13, 2017	8,579	8,681,293
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,411,157
Term Loan, Maturing May 13, 2017(2)	2,750	2,784,375
Ocwen Financial Corporation
Term Loan, Maturing January 22, 2018(2)	13,275	13,478,280

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		3,474	$3,137,073
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(4)		23	18,533
Term Loan, 6.96%, Maturing December 10, 2015(4)		713	541,680
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,706	7,814,703
Term Loan, 4.00%, Maturing November 9, 2018		6,045	6,126,032
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		1,241	1,245,277
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		9,723	9,837,688

			$178,957,243

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		13,050	$13,290,616
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,574	1,558,725
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		9,701	9,863,174
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		4,005	4,024,899
Crossmark Holdings, Inc.
Term Loan, Maturing January 31, 2020(2)		3,000	2,985,000
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		26,284	26,458,712
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		2,827	2,840,299
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		4,453	4,474,888
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		3,445	3,462,177
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	5,500	7,558,588
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		9,288	9,380,659
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,711	5,803,335
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		34,309	34,842,833
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		5,235	5,289,661
Term Loan, 4.75%, Maturing October 17, 2018		23,067	23,392,563
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		5,059	5,082,648
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		4,744	4,788,466

			$165,097,243

Food Service — 4.9%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		441	$446,523
Term Loan, 3.40%, Maturing July 26, 2016		918	929,665

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.45%, Maturing July 26, 2016		21,466	$21,727,581
Term Loan, 3.52%, Maturing July 26, 2016		5,581	5,646,088
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		1,771	1,788,268
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(4)		295	294,850
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		11,172	11,311,605
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		3,566	3,597,266
DineEquity, Inc.
Term Loan, 5.25%, Maturing October 19, 2017		5,014	5,045,476
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		28,367	28,641,576
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		8,229	8,356,191
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		4,764	4,823,390
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		20,562	20,861,158
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		3,171	3,220,277
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		855	861,491
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		31,002	31,411,161
Term Loan, Maturing March 31, 2017(2)		2,500	2,523,048
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		13,126	13,297,341
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		23,416	23,771,655

			$188,554,610

Food/Drug Retailers — 3.8%
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	1,749	$2,370,743
Term Loan, 3.98%, Maturing July 10, 2017	GBP	36,200	56,623,771
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		25,146	25,397,800
Iceland Foods Group Limited
Term Loan, 5.12%, Maturing April 12, 2019	EUR	2,725	3,754,738
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,721	1,759,403
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		23,939	23,939,340
Term Loan, 4.50%, Maturing March 2, 2018		16,455	16,496,459
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		6,619	6,697,744
Term Loan, 6.00%, Maturing April 18, 2018		6,716	6,800,127

			$143,840,125

Forest Products — 0.1%
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,743	$3,733,929

			$3,733,929

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 14.0%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	1,241	$1,253,031
Term Loan, 4.75%, Maturing June 30, 2017	2,500	2,525,640
Term Loan, 4.75%, Maturing June 30, 2017	15,763	15,926,232
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019	4,988	5,059,195
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	8,223	8,171,965
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	8,550	8,721,000
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019	3,675	3,734,719
ATI Holdings, Inc.
Term Loan, Maturing December 20, 2019(2)	2,375	2,363,125
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017	20,377	20,627,654
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	4,714	4,757,238
Catalent Pharma Solutions Inc.
Term Loan, 4.20%, Maturing September 15, 2016	8,007	8,081,573
Term Loan, 5.25%, Maturing September 15, 2017	3,122	3,165,212
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	11,407	11,563,520
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017	24,185	24,435,906
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	3,551	3,606,692
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015	7,597	7,644,671
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,510	6,601,158
Term Loan, 4.00%, Maturing November 1, 2019	21,600	21,873,866
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016	6,210	6,287,915
Term Loan, 6.25%, Maturing September 15, 2017	9,566	9,685,072
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,887	9,516,087
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,506	2,549,919
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	18,254	18,363,567
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	350	351,607
Term Loan, 3.50%, Maturing September 10, 2014	613	615,532
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,156	20,316,965
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,390	3,423,941
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	20,311	20,488,896
Term Loan, 3.45%, Maturing May 1, 2018	18,788	18,952,104
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	18,260	18,485,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	7,338	$7,448,850
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	16,946	17,126,431
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	6,837	6,785,247
Term Loan, 7.75%, Maturing May 15, 2018	6,989	6,927,495
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	3,300	3,306,188
Term Loan, 5.25%, Maturing June 1, 2018	4,072	4,079,399
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	30,864	31,404,496
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,189	2,235,516
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,975	3,004,750
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	2,352	2,351,928
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	3,126	3,149,763
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	2,274	2,290,737
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	13,053	13,142,634
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,665	4,688,074
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	8,329	8,405,478
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	6,742	6,781,725
Pharmaceutical Product Development, Inc.
Term Loan, Maturing December 5, 2018(2)	22,100	22,100,000
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	896	902,776
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	8,853	8,966,244
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 13, 2019	2,900	2,936,250
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	11,547	11,715,217
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	2,289	2,326,642
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,692	8,704,417
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	7,057	7,189,592
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,521	1,531,799
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019	14,479	14,698,571
Term Loan, 4.25%, Maturing December 11, 2019	14,875	15,109,281
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	4,692	4,743,089

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VWR Funding, Inc.
Term Loan, 4.45%, Maturing April 3, 2017		7,061	$7,131,493
Term Loan, 4.62%, Maturing April 3, 2017	EUR	1,231	1,675,016
Term Loan, Maturing April 3, 2017(2)		13,547	13,657,069

			$535,665,550

Home Furnishings — 0.8%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(4)		237	$215,476
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		18,700	18,961,015
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	2,243	2,782,467
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)		8,525	8,680,274

			$30,639,232

Industrial Equipment — 2.2%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		1,725	$1,757,344
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		5,050	5,119,438
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		1,000	1,021,875
Apex Tool Group, LLC
Term Loan, Maturing January 28, 2020(2)		3,875	3,924,244
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		11,603	11,674,785
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		5,930	6,003,778
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,547	5,685,803
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		7,267	7,321,502
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		13,227	13,454,452
Kion Group GMBH
Term Loan, 2.09%, Maturing December 23, 2014(5)	EUR	1,665	2,259,159
Term Loan, 2.19%, Maturing December 23, 2014(5)		1,332	1,333,060
Term Loan, 3.94%, Maturing December 23, 2015(5)		2,835	2,837,060
Term Loan, 2.59%, Maturing December 29, 2015(5)	EUR	3,711	5,035,647
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	377,351
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		7,634	7,717,202
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		7,147	7,245,291
Unifrax Corporation
Term Loan, 7.25%, Maturing November 28, 2018		2,481	2,502,926

			$85,270,917

Insurance — 4.1%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		17,725	$17,924,406
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		8,464	8,541,337
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		12,275	12,643,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	2,208	$2,229,015
Term Loan, 5.50%, Maturing December 8, 2016	2,953	2,982,835
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	38,283	38,775,311
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	4,645	4,792,961
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,025	6,126,672
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	23,446	23,729,602
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	10,625	10,748,962
Cunningham Lindsey Group, Inc.
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	3,000	3,090,000
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	6,025	6,137,969
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	15,967	16,178,554
Term Loan, 6.75%, Maturing December 13, 2017	1,306	1,322,708
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	2,483	2,501,657

		$157,725,239

Leisure Goods/Activities/Movies — 4.2%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	6,278	$6,413,006
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	4,831	4,888,146
Term Loan, 4.75%, Maturing February 22, 2018	4,559	4,618,088
Bombardier Recreational Products, Inc.
Term Loan, Maturing January 22, 2019(2)	28,900	29,258,678
Bright Horizons Family Solutions, Inc.
Term Loan, Maturing January 16, 2020(2)	6,175	6,240,609
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	6,393	6,478,164
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing December 18, 2019	3,625	3,660,496
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	7,789	7,944,798
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	1,120	1,132,047
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)	5,750	5,836,250
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014	1,190	1,186,530
Term Loan, 5.50%, Maturing June 9, 2014	2,354	2,348,100
Kasima, LLC
Term Loan, 4.07%, Maturing March 10, 2015	3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017	4,979	4,997,780
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	10,526	10,626,728
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	4,224	4,269,316
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	6,147	6,204,027

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(4)		2,625	$2,160,445
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(4)		2,825	1,504,313
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		18,399	18,581,793
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,790	4,866,714
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		8,960	9,061,252
Vue Entertainment Investment Limited
Term Loan, 5.53%, Maturing December 21, 2017	GBP	3,000	4,754,037
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		2,450	2,496,447
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,888	2,873,510
Term Loan, 7.50%, Maturing June 19, 2015		5,954	5,998,943

			$162,234,768

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,581	$2,624,046
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,799	5,857,818
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,267	4,351,184
Term Loan, 5.45%, Maturing January 26, 2018		29,112	27,110,130
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	16,725	25,733,100
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		2,383	2,418,301
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		1,541	1,551,666
Term Loan, 2.76%, Maturing November 23, 2016		6,102	6,143,332
LodgeNet Entertainment Corporation
Term Loan, 0.00%, Maturing April 4, 2014(3)		867	609,489
MGM Resorts International
Term Loan, 3.31%, Maturing December 20, 2017		11,000	11,056,375
Term Loan, 4.25%, Maturing December 20, 2019		12,000	12,208,752
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,546	1,557,083
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,491	4,538,780
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		397	402,459

			$106,162,515

Nonferrous Metals/Minerals — 1.5%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		18,889	$19,443,603
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		12,868	12,887,758
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		4,640	4,709,536

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	1,753	$1,777,645
Term Loan, 4.00%, Maturing March 10, 2017	7,702	7,810,636
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	3,079	3,104,348
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	5,109	4,968,308
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	1,250	1,193,750

		$55,895,584

Oil and Gas — 3.5%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	402	$408,266
Term Loan, 9.00%, Maturing June 23, 2017	5,079	5,205,719
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,296	5,397,215
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	19,100	19,306,910
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	9,405	8,242,843
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,461	8,617,068
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,160	3,198,760
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	11,011	11,176,076
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	13,600	13,687,380
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	3,525	3,573,469
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	8,364	8,531,539
Term Loan, 5.00%, Maturing September 25, 2019	677	690,515
Term Loan, 5.00%, Maturing September 25, 2019	1,108	1,130,499
Tallgrass Operations, LLC
Term Loan, 0.50%, Maturing November 13, 2017(6)	7,500	7,537,500
Term Loan, 5.25%, Maturing November 13, 2018	17,950	18,249,173
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	63	62,776
Term Loan, 3.21%, Maturing November 14, 2014	16,860	16,860,230
Term Loan, 6.50%, Maturing November 14, 2014	1,411	1,410,456

		$133,286,394

Publishing — 4.5%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017	11,449	$11,424,007
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	2,251	2,231,503
Term Loan, 5.55%, Maturing December 31, 2014	3,440	3,409,809
Term Loan, 5.55%, Maturing December 31, 2014	3,518	3,497,948
Term Loan, 7.98%, Maturing June 30, 2016	1,296	1,188,834
Black Press US Partnership
Term Loan, 2.31%, Maturing August 2, 2013	380	377,204
Term Loan, 2.31%, Maturing August 2, 2013	626	621,277

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		5,868	$4,684,966
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		2,026	760,343
Term Loan, 2.21%, Maturing August 28, 2014		4,753	1,784,020
Term Loan, 2.46%, Maturing August 28, 2014		4,151	1,557,961
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		31,350	31,769,871
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014		401	292,935
Term Loan, 3.58%, Maturing August 7, 2014		3,849	2,810,106
Interactive Data Corporation
Term Loan, Maturing February 11, 2018(2)		6,975	6,975,000
Term Loan, 4.50%, Maturing February 12, 2018		11,927	11,997,448
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		2,975	3,017,147
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		30,175	30,376,068
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		478	466,415
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013		5,366	5,381,127
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		1,433	1,144,479
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		7,198	6,767,758
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		12,946	13,065,775
Term Loan, 3.96%, Maturing May 2, 2016		3,100	3,128,618
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014		1,747	1,658,383
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4) (5)		776	331,135
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		884	701,553
Springer Science+Business Media S.A.
Term Loan, 4.12%, Maturing July 21, 2016	EUR	3,000	4,087,660
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		83	79,836
Term Loan, 8.00%, Maturing September 29, 2014		167	160,474
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		15,000	15,150,000

			$170,899,660

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, Maturing July 30, 2014(2)		7,000	$6,929,517
Term Loan, 3.85%, Maturing January 29, 2016		10,704	9,317,903
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,606	25,829,805
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		4,972	5,027,778
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		11,571	11,773,493
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		5,952	6,064,086

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,016	$2,032,566
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		4,350	4,393,500
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		1,535	1,545,050
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015		4,712	4,770,923
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,961	1,995,463
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,639	4,720,037
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)		3,975	3,970,031
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,912	3,982,784
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,512	2,518,029
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,910	1,925,034
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,270,103
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,270,103
Univision Communications Inc.
Term Loan, 2.20%, Maturing September 29, 2014		2,368	2,374,556
Term Loan, 4.45%, Maturing March 31, 2017		30,148	30,294,689
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,100,566

			$137,106,016

Retailers (Except Food and Drug) — 4.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,543	$15,767,707
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		6,700	6,793,800
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		2,825	2,861,197
Douglas Holding AG
Term Loan, 5.61%, Maturing December 20, 2019	EUR	4,200	5,695,635
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		2,637	2,659,179
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,412	4,444,964
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,109	3,161,457
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		18,969	19,151,340
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		18,967	19,085,919
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020		13,625	13,781,469
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,126	3,181,087
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		27,250	27,450,969

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		4,075	$4,115,750
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		2,000	2,040,000
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		12,260	12,321,267
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		3,125	3,166,333
Term Loan, 4.25%, Maturing August 7, 2019		1,047	1,062,594
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		10,753	10,844,346
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,350	3,226,113
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	2,640	3,021,493
Term Loan, 2.92%, Maturing March 8, 2016	EUR	2,640	3,021,493
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	22	22,374
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	154	156,617
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	1,582	1,610,913
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		2,543	2,593,669

			$171,237,685

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,995	$12,174,862
Firth Rixson Plc
Term Loan, 5.50%, Maturing June 30, 2017		1,525	1,538,821
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		38,962	39,557,579
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,730	4,796,295
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,322,187
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,738,040
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		6,389	6,492,683
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,519	2,550,171

			$77,170,638

Surface Transport — 1.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	$9,702,000
Term Loan, 3.75%, Maturing March 9, 2018		16,408	16,575,517
Term Loan, 3.75%, Maturing March 11, 2018		15,825	15,983,250
Swift Transportation Co., Inc.
Term Loan, 5.00%, Maturing December 21, 2017		4,396	4,455,950

			$46,716,717

Telecommunications — 4.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,945	$3,874,241

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,463	$2,487,125
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		11,600	11,708,750
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		8,360	8,448,538
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		49,122	49,858,479
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	166	257,998
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	3,482	5,467,625
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,679	29,880,894
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,934	1,955,404
NTELOS Inc.
Term Loan, 4.50%, Maturing August 20, 2015		1,995	1,975,050
Term Loan, 5.75%, Maturing November 7, 2019		1,496	1,470,690
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,517	1,521,168
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		2,709	2,725,961
Term Loan, 3.75%, Maturing September 27, 2019		1,775	1,792,196
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		12,413	12,547,091
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		26,641	26,948,990
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		3,657	3,691,666
Term Loan, 3.50%, Maturing January 23, 2020		1,750	1,767,500

			$168,379,366

Utilities — 2.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		4,972	$5,039,855
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		4,222	4,277,163
Term Loan, 4.50%, Maturing April 2, 2018		11,487	11,631,332
Term Loan, 4.50%, Maturing October 9, 2019		13,067	13,245,566
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		1,067	1,084,942
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		1,294	1,349,193
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		10,138	10,612,209
Invenergy LLC
Term Loan, Maturing November 22, 2017(2)		1,692	1,729,728
LSP Madison Funding, LLC
Term Loan, 5.83%, Maturing June 28, 2019		6,530	6,594,795
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		8,943	9,058,108
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		2,450	2,499,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, Maturing October 10, 2016(2)		3,000	$1,905,000
Term Loan, 4.74%, Maturing October 10, 2017		24,173	15,965,806

			$84,992,697

Total Senior Floating-Rate Interests (identified cost $4,391,141,247)			$4,430,549,981

Corporate Bonds & Notes — 3.8%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(7)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	$1,055,000

			$1,055,000

Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd., Sr. Notes
8.50%, 3/1/20(8)	EUR	7,500	$10,050,103
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		4,000	4,100,000

			$14,150,103

Chemicals and Plastics — 0.8%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$1,980,000
6.625%, 4/15/20(8)		5,000	5,037,500
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	3,000	4,317,807
8.375%, 2/15/19(8)		3,800	4,175,250
7.50%, 5/1/20(8)		2,375	2,570,937
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	2,731,250
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		9,850	9,776,125

			$30,588,869

Containers and Glass Products — 0.8%
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		15,875	$16,271,875
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)		1,850	1,914,750
4.125%, 1/30/20(8)	EUR	5,000	6,615,885
3.695%, 10/15/20(8)(9)	EUR	3,000	4,103,953

			$28,906,463

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(4)(5)(8)		105	$87,993

			$87,993

Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.0%(7)
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)	750	$849,375
7.125%, 9/1/18(8)	750	881,250

		$1,730,625

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	2,500	$2,643,750
6.75%, 11/1/20(8)	2,575	2,658,687

		$5,302,437

Food Service — 0.0%(7)
Chiquita Brands International, Inc./ Chiquita Brands, LLC, Sr. Notes
7.875%, 2/1/21(8)	1,275	$1,265,744

		$1,265,744

Health Care — 0.5%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	8,225	$8,677,375
HCA, Inc., Sr. Notes
4.75%, 5/1/23	4,650	4,690,688
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(8)	6,275	6,455,406

		$19,823,469

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	2,250	$2,432,813

		$2,432,813

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)	3,000	$3,195,000

		$3,195,000

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,250	$2,475,000
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	4,200	4,504,500

		$6,979,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20	5,550	$5,595,094
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)	2,500	2,556,250

		$8,151,344

Radio and Television — 0.1%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	1,709	$1,627,822
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)	3,400	3,570,000

		$5,197,822

Security	Principal Amount* (000’s omitted)	Value
Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	2,000	$2,220,000

		$2,220,000

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	8,123	$8,854,070
7.875%, 1/15/23(8)	7,087	7,866,570

		$16,720,640

Total Corporate Bonds & Notes (identified cost $141,964,512)		$147,807,822

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.0%(7)
Dayco Products, LLC(4)(10)(11)	48,926	$1,467,780

		$1,467,780

Building and Development — 0.0%(7)
United Subcontractors, Inc.(4)(10)(11)	1,737	$72,408

		$72,408

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(4)(10)(12)	1,242	$89,710

		$89,710

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(4)(10)(11)	250	$26,996

		$26,996

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	105,043	$950,639

		$950,639

Home Furnishings — 0.0%(7)
Oreck Corp.(4)(10)(11)	4,230	$73,560
Sanitec Europe Oy B Units(4)(10)(11)	157,585	1,037,750
Sanitec Europe Oy E Units(4)(10)(11)	154,721	0

		$1,111,310

Investment Services — 0.0%
Safelite Realty Corp.(4)(10)(12)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$6,122,265

		$6,122,265

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(10)(11)	167,709	$2,043,950
Tropicana Entertainment, Inc.(4)(10)(11)	40,751	636,734

		$2,680,684

Security	Shares	Value
Publishing — 0.3%
Ion Media Networks, Inc.(4)(10)(11)	13,247	$8,425,092
MediaNews Group, Inc.(4)(10)(11)	66,239	1,389,692
Source Interlink Companies, Inc.(4)(10)(11)	2,290	0

		$9,814,784

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc.(10)(11)	466	$1,712,550

		$1,712,550

Total Common Stocks (identified cost $13,482,370)		$24,049,126

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(4)(10)(12)	284	$17,724

Total Preferred Stocks (identified cost $4,970)		$17,724

Warrants — 0.0%(7)

Security	Shares	Value
Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$18,375

Total Warrants (identified cost $8,592)		$18,375

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$44,992	$44,992,094

Total Short-Term Investments (identified cost $44,992,094)		$44,992,094

Total Investments — 121.5% (identified cost $4,591,593,785)		$4,647,435,122

Less Unfunded Loan Commitments — (0.2)%		$(7,500,000)

Net Investments — 121.3% (identified cost $4,584,093,785)		$4,639,935,122

Other Assets, Less Liabilities — (21.3)%		$(816,403,032)

Net Assets — 100.0%		$3,823,532,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $101,435,477 or 2.7% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $15,320.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	British Pound Sterling 12,654,914	United States Dollar 20,202,811	Goldman Sachs International	$134,828
2/28/13	British Pound Sterling 15,800,000	United States Dollar 25,085,107	HSBC Bank USA	29,692
2/28/13	Canadian Dollar 9,906,358	United States Dollar 9,879,929	State Street Bank and Trust Co.	(46,398)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 1,990,000	United States Dollar 2,652,567	Citibank NA	$(49,833)
2/28/13	Euro 15,567,070	United States Dollar 20,086,268	Citibank NA	(1,053,649)
2/28/13	Euro 4,135,500	United States Dollar 5,403,817	Goldman Sachs International	(212,149)
2/28/13	Euro 12,000,000	United States Dollar 16,287,420	State Street Bank and Trust Co.	(8,454)
3/28/13	British Pound Sterling 12,349,646	United States Dollar 19,899,293	Citibank NA	318,328
3/28/13	British Pound Sterling 1,960,000	United States Dollar 3,139,638	Goldman Sachs International	31,962
3/28/13	Euro 34,049,787	United States Dollar 45,042,931	HSBC Bank USA	(1,203,454)
4/30/13	British Pound Sterling 15,945,907	United States Dollar 25,118,471	HSBC Bank USA	(160,339)
4/30/13	Euro 27,978,500	United States Dollar 37,757,545	Deutsche Bank	(248,597)

				$(2,468,063)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$15,000	Receives	3-month USD- LIBOR-BBA	0.98%	6/24/14	$(137,546)
Citibank NA	15,000	Receives	3-month USD- LIBOR-BBA	1.81	6/24/16	(608,605)

						$(746,151)

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$514,810	$(2,982,873)

		$514,810	$(2,982,873)

Interest rate	Interest rate swaps	$–	$(746,151)

		$–	$(746,151)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,584,341,659

Gross unrealized appreciation	$81,549,577
Gross unrealized depreciation	(25,956,114)

Net unrealized appreciation	$55,593,463

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$89,710
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$89,710

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,724

Total Restricted Securities			$4,970	$107,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$4,417,950,170	$5,099,811	$4,423,049,981
Corporate Bonds & Notes	—	147,719,829	87,993	147,807,822
Common Stocks	—	9,878,765	14,170,361	24,049,126
Preferred Stocks	—	—	17,724	17,724
Warrants	—	18,375	—	18,375
Short-Term Investments	—	44,992,094	—	44,992,094
Total Investments	$—	$4,620,559,233	$19,375,889	$4,639,935,122
Forward Foreign Currency Exchange Contracts	$—	$514,810	$—	$514,810
Total	$—	$4,621,074,043	$19,375,889	$4,640,449,932

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,982,873)	$—	$(2,982,873)
Interest Rate Swaps	—	(746,151)	—	(746,151)
Total	$—	$(3,729,024)	$—	$(3,729,024)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013